income taxes - Other (Details) - Investment Tax Credits - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other
Tax benefits recognized	$ 21	$ 12
Property, plant, and equipment and/or intangible assets
Other
Tax benefits recognized	$ 14	$ 6